Share-based benefits reserve (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2021	Jun. 14, 2021	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2017
Issuance percent									10.00%
Vesting period description		vest over a 2-year period whereby 25% of the options granted vested on the date of grant, and the remaining unvested options vest in equal instalments every 6-months thereafter
Stock option granted fair value		$ 1,317,155
Total stock-based compensation expense								$ 57,340
Stock-based compensation expense								33,091
Weighted average intrinsic value			$ 0		$ 0
Weighted average remaining life in years					1 year 1 month 24 days		1 year 9 months 18 days
Weighted average remaining life							1 year 9 months 18 days	2 years 9 months 18 days
Chief Financial Officer [Member]
Stock option granted fair value	$ 141,885
Stock-based compensation expense
Stock option granted	63,821
Option vest period	3 years
Stock option vested	8,974